SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued audit fees				$ 12,000
Other payables	4,234	2,032	4,283	1,349
Total other payables and accrued liabilities	$ 4,234	$ 2,032	$ 4,283	$ 13,349